Leases - Schedule of Future Lease Payments (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Schedule of Future Lease Payments [Line Items]
Future Lease Payments	$ 139
2026 [Member]
Schedule of Future Lease Payments [Line Items]
Future Lease Payments	$ 139